Balances with Related Parties (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Related Party Transaction [Line Items]
Provision for doubtful collection of amount due from a related party	$ 2,562	15,960